Other receivables - Schedule of other receivables (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Other Receivables Abstract
Sales tax recoverable	$ 167,607	$ 367,480
Interest receivable	156	156
Other receivables	226,080	7,042
Total Other receivables	$ 393,843	$ 374,678